12. Financial Instruments (Details 2) - CAD / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Investments, All Other Investments [Abstract]
Number of shares underlying the warrants	599,700	612,200
Fair market value of the stock	CAD 1.34	CAD 1.34
Exercise price	USD$0.076 ($0.1032)	USD$0.076 ($0.097 )
Expected volatility	140.00%	118.00%
Risk-free interest rate	0.62%	0.52%
Expected dividend yield	0.00%	0.00%
Expected warrant life (years)	1 year 5 months 27 days	2 years